Cover Page	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	POS AM
Entity Registrant Name	Clarus Therapeutics Holdings, Inc.
Amendment Flag	true
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0001817944
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On December 17, 2021, we filed a registration statement on Form S-1 (File No. 333-261743) (the “Registration Statement”) with the Securities and Exchange Commission (the “SEC”). The Registration Statement registered for resale up to an aggregate of 6,048,388 shares of our common stock, including (i) up to 724,194 shares of our common stock that may be issued upon exercise of 724,194 pre-funded warrants and (ii) up to 3,024,194 shares of our common stock that may be issued upon the exercise of 3,024,194 common warrants held by the selling securityholder named therein. The Registration Statement was declared effective by the SEC on December 23, 2021. This post-effective amendment is being filed to include information from our Annual Report on Form 10-K for the year ended December 31, 2021 that was filed on March 31, 2022. No additional securities are being registered under this post-effective amendment and all applicable registration and filing fees were paid at the time of the original filing of the Registration Statement.